Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Product Liability Contingency [Line Items]
Liabilities for recalls and other safety measures at beginning of year	¥ 680,475	¥ 566,406	¥ 468,697
Payments made during year	(357,447)	(207,652)	(180,925)
Provision for recalls and other safety measures	421,618	315,574	270,883
Other	10,404	6,147	7,751
Liabilities for recalls and other safety measures at end of year	¥ 755,050	¥ 680,475	¥ 566,406